Reconciliation of Beginning and Ending Balance of Total Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jul. 01, 2012
Reconciliation of beginning and ending balance of total unrecognized tax benefits
Beginning balance	$ 519	$ 374	$ 374	$ 185	$ 98	$ 500
Additions	191	73	145	189	87
Reductions
Ending balance	$ 710	$ 447	$ 519	$ 374	$ 185	$ 500